Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
Note 12. Property, Plant and Equipment
The following changes in property, plant and equipment were recorded during the year ended December 31, 2018:
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Refinery and power plants	$92,434	$—	$(148)	$(27,214)	$—	$3,487	$68,559
Processing plant and equipment	3,703	88	(25)	—	(42)	37	3,761
Office equipment	1,135	340	(56)	—	(4)	35	1,450
	$97,272	$428	$(229)	$(27,214)	$(46)	$3,559	$73,770

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Refinery and power plants	$11,047	$2,775	$(148)	$(1,668)	$—	$757	$12,763
Processing plant and equipment	1,626	255	(10)	—	(27)	29	1,873
Office equipment	645	211	(60)	—	(4)	17	809
	13,318	$3,241	$(218)	$(1,668)	$(31)	$803	15,445
Net book value	$83,954						$58,325

The following changes in property, plant and equipment were recorded during the year ended December 31, 2017:
Costs	Opening balance	Additions	Disposals	Dispositions of subsidiaries*	Reclassified from inventories	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$944	$26	$—	$(1,221)	$—	$—	$251	$—
Refinery and power plants	91,392	—	—	—	3,786	—	(2,744)	92,434
Processing plant and equipment	18,880	987	(8,678)	57	—	(7,863)	320	3,703
Office equipment	5,189	300	(1,343)	(3,163)	—	—	152	1,135
	$116,405	$1,313	$(10,021)	$(4,327)	$3,786	$(7,863)	$(2,021)	$97,272

*      Net of acquisition of a subsidiary

Accumulated depreciation	Opening balance	Additions	Disposals	Dispositions of subsidiaries	Impairments	Currency translation adjustments	Ending balance
Land and buildings	$208	$344	$—	$(598)	$—	$46	$—
Refinery and power plants	9,308	2,267	—	—	—	(528)	11,047
Processing plant and equipment	3,545	1,377	(2,294)	(27)	(1,223)	248	1,626
Office equipment	3,901	384	(1,118)	(2,639)	—	117	645
	16,962	$4,372	$(3,412)	$(3,264)	$(1,223)	$(117)	13,318
Net book value	$99,443						$83,954

During the year ended December 31, 2018, the Group deconsolidated a subsidiary which owned a power plant (see Note 31).
During the year ended December 31, 2018, 2017 and 2016 respectively, no expenditures were recognized in the carrying amounts of items of property, plant and equipment in the course of their construction.